LEASES AND SHIP CHARTERS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Current lease liabilities	$ 28,120,000	$ 24,300,000
Ships [member]
Statement1 [Line Items]
Current lease liabilities	$ 3,927,000	9,623,000
Ship Owned [Member]
Statement1 [Line Items]
Operating lease remaining lease term	4 years
Operating lease option to extend	2 years
Office And Residential Property [Member]
Statement1 [Line Items]
Current lease liabilities	$ 16,000	$ 193,000